Plan Description (Details) - EBP 258	12 Months Ended
Dec. 31, 2025 USD ($) year
EBP, Description of Plan [Line Items]
Automatic deferral rate	3.00%
Retirement age | year	65
Automatic deferral rate, annual increase	1.00%
Pretax, maximum annual compensation to total compensation, percentage	75.00%
Discretionary contributions	$ 0
Vesting percentage	100.00%
Vesting period	3 years
Minimum borrowing, amount	$ 500
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
General loan, borrowing term	5 years
Primary residence, borrowing term	15 years
Basis spread on variable rate	1.00%
First 3%
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
Participant compensation matched, percentage	3.00%
Next 2%
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Participant compensation matched, percentage	2.00%
Minimum
EBP, Description of Plan [Line Items]
Interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Interest rate	9.50%